Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2015 USD ($) item
Commitments And Contingencies Disclosure
Number Of Moas | item	5
Number Of Shipbuilding Contracts | item	3
Number Of Newbuild Vessels | item	8
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	$ 81,541
2017	57,340
2018	21,199
2019	25,672
Total	185,752
Effect of novation of Hull 1718 and 1552
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	11,534
2018	20,648
2019	25,397
Total	57,579
Due To Shipyards Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	78,350
2017	55,867
2018	20,311
2019	25,059
Total	179,587
Due To Shipyards Sellers | Effect of novation of Hull 1718 and 1552
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	56,904
Due To Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2016	3,191
2017	1,473
2018	888
2019	613
Total	6,165
Due To Manager | Effect of novation of Hull 1718 and 1552
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 675